Expense Example {- Energy Portfolio} - 02.28 VIP Energy Portfolio Service 2 PRO-14 - Energy Portfolio - VIP Energy Portfolio-Service 2 VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108